Other Current Assets - Additional Information (Detail) - Time deposits [member] ₺ in Thousands	Dec. 31, 2017 TRY (₺)
Other Current Assets [Line Items]
Restricted Cash	₺ 183,483
Azerinteltek [member]
Other Current Assets [Line Items]
Restricted Cash	₺ 323